Financial Instruments (Unrealized Gain or Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Funded landfill post-closure costs	$ (61,000)	$ (94,000)
Interest rate swaps	6,389,000	18,227,000
Foreign currency exchange agreements	30,000	0
Wood waste supply agreement	0	(781,000)
Net loss (gain) on financial instruments	6,992,000	24,214,000
Commodity Contract [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Fuel hedges	$ 634,000	$ 6,862,000